CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Operating revenues
Direct financing lease interest income - related parties	$ 14,345	$ 15,053	$ 59,214
Direct financing lease interest income - other	1,564	1,660	6,501
Finance lease service revenues - related parties	13,637	16,562	64,766
Profit sharing revenues - related parties	0	13,605	52,176
Time charter revenues - other	20,297	13,391	60,258
Bareboat charter revenues - related parties	4,542	5,181	20,701
Bareboat charter revenues - other	10,530	18,413	54,212
Other operating income	172	255	1,864
Total operating revenues	65,087	84,120	319,692
Gain on sale of assets and termination of charters	18,025	2,222	47,386
Operating expenses
Ship operating expenses - related parties	14,216	16,876	66,455
Ship operating expenses - other	9,115	4,788	28,459
Depreciation	14,033	14,261	55,602
Administrative expenses - related parties	116	117	471
Administrative expenses - other	1,851	2,080	8,471
Total operating expenses	39,331	38,122	159,458
Net operating income	43,781	48,220	207,620
Non-operating income / (expense)
Interest income - related parties, associated companies	4,894	4,894	19,575
Interest income - other	2,466	1,376	7,599
Interest expense - other	(23,191)	(24,350)	(94,851)
Gain/(loss) on repurchase of bonds	(1,109)	80	(122)
Long-term investment impairment charge	0	(2,890)	(3,353)
Other financial items, net	(2,975)	181	5,876
Net income before equity in earnings of associated companies	23,866	27,511	142,344
Equity in earnings of associated companies	8,512	11,441	43,492
Net income	$ 32,378	$ 38,952	$ 185,836
Per share information:
Basic earnings per share (in dollars per share)	$ 0.38	$ 0.49	$ 2.31
Diluted earnings per share (in dollars per share)	$ 0.33	$ 0.48	$ 2.22